Debt - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended						3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended					2 Months Ended	1 Months Ended	2 Months Ended		5 Months Ended	2 Months Ended	5 Months Ended	2 Months Ended	5 Months Ended	1 Months Ended	5 Months Ended	21 Months Ended									1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Oct. 31, 2005 Series A Preferred Stock [Member]	May 31, 2004 Series A Preferred Stock [Member]	Oct. 31, 2005 Series A Preferred Stock [Member] Debt Principal [Member]	May 31, 2004 Series A Preferred Stock [Member] Debt Principal [Member]	Oct. 31, 2005 Series A Preferred Stock [Member] Accrued Interest [Member]	May 31, 2004 Series A Preferred Stock [Member] Accrued Interest [Member]	Dec. 31, 2005 Series B Preferred Stock [Member]	Dec. 31, 2005 Series B Preferred Stock [Member] Debt Principal [Member]	Dec. 31, 2005 Series B Preferred Stock [Member] Debt Principal [Member]	Dec. 31, 2005 Series B Preferred Stock [Member] Accrued Interest [Member]	Dec. 31, 2005 Series B Preferred Stock [Member] Accrued Interest [Member]	Sep. 30, 2007 Series C Preferred Stock [Member]	Sep. 30, 2007 Series C Preferred Stock [Member] Debt Principal [Member]	Sep. 30, 2007 Series C Preferred Stock [Member] Accrued Interest [Member]	May 31, 2011 Series D Preferred Stock [Member]	May 31, 2011 Series D Preferred Stock [Member] Debt Principal [Member]	Jun. 30, 2011 Series D Preferred Stock [Member] Debt Principal [Member]	May 31, 2011 Series D Preferred Stock [Member] Accrued Interest [Member]	Jun. 30, 2011 Series D Preferred Stock [Member] Accrued Interest [Member]	Oct. 31, 2012 Redeemable Convertible Preferred Stock (Senior) [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock (Senior) [Member]	Oct. 31, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Debt Principal [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Debt Principal [Member]	Oct. 31, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Accrued Interest [Member]	Sep. 30, 2012 Redeemable Convertible Preferred Stock (Senior) [Member] Accrued Interest [Member]	May 31, 2011 Convertible Debt [Member]	Sep. 30, 2012 Convertible Debt [Member]	May 31, 2011 Convertible Debt [Member]	Sep. 30, 2007 Convertible Debt [Member]	Jun. 30, 2007 Convertible Debt [Member]	Nov. 30, 2006 Convertible Debt [Member]	Dec. 31, 2005 Convertible Debt [Member]	Oct. 31, 2005 Convertible Debt [Member]	May 31, 2004 Convertible Debt [Member]	Jan. 31, 2004 Convertible Debt [Member]	May 31, 2003 Convertible Debt [Member]	Sep. 30, 2008 Term Loan [Member]	May 31, 2012 Term Loan [Member]	Sep. 30, 2008 Term Loan [Member] Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument, principal																															$ 16,200,000	$ 7,200,000	$ 16,200,000		$ 1,700,000	$ 3,500,000		$ 1,900,000		$ 1,000,000	$ 645,000	$ 4,000,000
Debt instrument , interest rate																															8.00%	10.00%	8.00%		8.00%	8.00%		8.00%		8.00%	8.00%	10.60%
Debt instrument, interest					146,000																										1,200,000		1,200,000	262,000			71,000	124,000	14,000
Debt conversion, amount								645,000	1,000,000	124,000	14,000		1,900,000	1,900,000	71,000	71,000		5,200,000	262,000		16,200,000	16,200,000	1,200,000	1,200,000			7,200,000	7,200,000	146,000	146,000
Debt conversion, interest rate						8.00%	8.00%					8.00%					8.00%			8.00%						10.00%
Debt instrument, interest rate upon certain event of default																																	12.00%
Legal fees																															122,000
Debt instrument, maturity date																																Sep. 30, 2012
Debt conversion, shares issued						877	298																		911,949	911,949
Debt instrument, period																																										4 years
Payment on loan origination fee and legal fees	0	0	3,112,000	0																																						80,000
Warrant issued, number of preferred stock purchasable																																												94
Warrant issued, exercise price per share	$ 95.21																																											$ 1,496
Estimated fair value of warrants recorded as debt discount																																										$ 42,000
Debt instrument, percentage of remaining monthly payments deferred																																											50.00%